UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22178

Davlin Philanthropic Funds

(Exact name of registrant as specified in charter)

44 River Road, Suite A

Wayland, MA 01778

(Address of principal executive offices)

 (Zip code)

William E.B. Davlin

44 River Road, Suite A

Wayland, MA 01778

(Name and address of agent for service)

Registrant's telephone number, including area code: (508) 276-1705

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Davlin Philanthropic Fund

CERADYNE, INC.

Ticker Symbol:CRDN	Cusip Number:156710105
Record Date: 4/13/2009	Meeting Date: 6/9/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	For	Issuer	For	With
2	Ratify Auditors	For	Issuer	For	With

COGNEX CORPORATION

Ticker Symbol:CGNX	Cusip Number:192422103
Record Date: 2/27/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With

COHEN & STEERS, INC.

Ticker Symbol:CNS	Cusip Number:19247A100
Record Date: 3/13/2009	Meeting Date: 5/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	Split	Issuer	For	With/Against
2	Ratify Auditors	Split	Issuer	For	With/Against

CONOCOPHILLIPS

Ticker Symbol:COP	Cusip Number:20825C104
Record Date: 3/16/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	For	Issuer	For	With
2	Ratify Independent Auditors	For	Issuer	For	With
3	Omnibus Stock and Performance Incentive Plan	For	Issuer	For	With
4	Universal Health Care Principles	Against	Stockholder	Against	With
5	Advisory Vote on Executive Compensation	Against	Stockholder	Against	With
6	Political Contributions	Against	Stockholder	Against	With
7	Greenhouse Gas Reductions	Against	Stockholder	Against	With
8	Oil Sands Drilling	Against	Stockholder	Against	With
9	Director Qualifications	Against	Stockholder	Against	With

FAIRFAX FINANCIAL HOLDINGS LIMITED

Ticker Symbol:FFH	Cusip Number:303901102
Record Date: 3/16/2009	Meeting Date: 4/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	Split	Issuer	For	With/Against
2	Ratify Auditor	Split	Issuer	For	With/Against

HANSEN NATURAL CORPORATION

Ticker Symbol:HANS	Cusip Number:411310105
Record Date: 4/13/2009	Meeting Date: 6/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	For	Issuer	For	With
2	Ratify Independent Auditors	For	Issuer	For	With
3	2009 Stock Incentive Plan for Non-Employee Directors	For	Issuer	For	With

HILLENBRAND, INC.

Ticker Symbol:HI	Cusip Number:431571108
Record Date: 12/19/2008	Meeting Date: 2/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors: William Cernugel Eduardo Menasce Stuart Taylor, II	For	Issuer	For	With
2	Short-Term Incentive Comp Plan	For	Issuer	For	With
3	Ratification of the Independent Public Accounting Firm	For	Issuer	For	With

J&J SNACK FOODS CORP.

Ticker Symbol:JJSF	Cusip Number:466032109
Record Date: 12/15/2008	Meeting Date: 2/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director: Leonard M. Lodish	For	Issuer	For	With

KAISER ALUMINUM CORPORATION

Ticker Symbol:KALU	Cusip Number:483007704
Record Date: 4/13/2009	Meeting Date: 6/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	For	Issuer	For	With
2	Ratify Auditor	For	Issuer	For	With

MARATHON OIL CORPORATION

Ticker Symbol:MRO	Cusip Number:565849106
Record Date: 3/2/2009	Meeting Date: 4/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	For	Issuer	For	With
2	Ratify Independent Auditor	For	Issuer	For	With
3	Amend By-Laws to Lower the Threshold for Shareholders to Call a Special Meeting	Against	Stockholder	Against	With
4	Proposal to Adopt a Policy for Ratification of Executive Compensation	Against	Stockholder	Against	With

ODYSSEY RE HOLDINGS CORP

Ticker Symbol:ORH	Cusip Number:67612W108
Record Date: 3/6/2009	Meeting Date: 4/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	Split	Issuer	For	With/Against

ROYAL DUTCH SHELL PLC

Ticker Symbol:RDS-B	Cusip Number:780259107
Record Date: 4/9/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt Annual Report & Accounts	For	Issuer	For	With
10	Re-Appoint Auditors	For	Issuer	For	With
11	Remunerate Auditors	For	Issuer	For	With
12	Authority to Allot Shares	For	Issuer	For	With
13	Disapplication of Pre-Emption Rights	For	Issuer	For	With
14	Authority to Purchase Own Shares	For	Issuer	For	With
15	Donations & Expenditures	For	Issuer	For	With
2	Approve Remuneration Report	For	Issuer	For	With
3	Appoint Simon Henry	For	Issuer	For	With
4	Re-Appoint Lord kerr	For	Issuer	For	With
5	Re-Appoint Wim Kok	For	Issuer	For	With
6	Re-Appoint Nick Land	For	Issuer	For	With
7	Re-Appoint Jorma Ollila	For	Issuer	For	With
8	Re-Appoint Jeroen Van Der Veer	For	Issuer	For	With
9	Re-Appoint Hans Wijers	For	Issuer	For	With

RTI INTERNATIONAL METALS, INC.

Ticker Symbol:RTI	Cusip Number:74973W107
Record Date: 2/27/2009	Meeting Date: 4/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	For	Issuer	For	With
2	Ratification of Independent Accountants	For	Issuer	For	With
3	Approval of Employee Stock Purchase Plan	For	Issuer	For	With

SAFETY INSURANCE GROUP, INC.

Ticker Symbol:SAFT	Cusip Number:78648T100
Record Date: 4/1/2009	Meeting Date: 5/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	Split	Issuer	For	With/Against
2	Ratify Auditor	Split	Issuer	For	With/Against

SEABOARD CORPORATION

Ticker Symbol:SEB	Cusip Number:811543107
Record Date: 3/2/2009	Meeting Date: 4/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	For	Issuer	For	With
2	Ratify Auditors	For	Issuer	For	With
3	Decrease the Number of Authorized Shares	For	Issuer	For	With

SPIRIT AEROSYSTEMS HOLDINGS INC.

Ticker Symbol:SPR	Cusip Number:848574109
Record Date: 3/13/2009	Meeting Date: 4/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	For	Issuer	For	With
2	Ratify Independent Accountants	For	Issuer	For	With

THE TRAVELERS COMPANIES, INC.

Ticker Symbol:TRV	Cusip Number:89417E109
Record Date: 3/6/2009	Meeting Date: 5/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	Split	Issuer	For	With/Against
2	Ratify Auditors	Split	Issuer	For	With/Against
3	Amended & Restated 2004 Stock Incentive Plan	Split	Issuer	For	With/Against
4	Shareholder Proposal Related to Political Contributions	Split	Stockholder	Against	With/Against

VOLERO ENERGY CORPORATION

Ticker Symbol:VLO	Cusip Number:91913Y100
Record Date: 3/2/2009	Meeting Date: 4/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	For	Issuer	For	With
2	Ratify Independent Auditors	For	Issuer	For	With
3	""Say-On-Pay"" Proposal	Against	Stockholder	Against	With
4	""Stock Retention by Executives"" Proposal	Against	Stockholder	Against	With
5	""Compensation Consultant Disclosure"" Proposal	Against	Stockholder	Against	With
6	""Disclosure of Political Contributions/Trade Associations"" Proposal	Against	Stockholder	Against	With

WESCO FINANCIAL CORP

Ticker Symbol:WSC	Cusip Number:950817106
Record Date: 3/12/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	Split	Issuer	For	With/Against
2	Other Matters	Split	Issuer	For	With/Against

ZAPAT CORPORATION

Ticker Symbol:ZAP	Cusip Number:989070602
Record Date: 4/8/2009	Meeting Date: 6/3/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	For	Issuer	For	With
2	Ratify Independent Auditors	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

* /s/William E.B. Davlin

Trustee, President and Principal Executive Officer

Date: August 11, 2009

*Print the name and title of each signing officer under his or her signature.